UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4997

Exact name of registrant as specified in charter:	Delaware Group Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

August 31, 2007

	Number of
	Shares	Value
Common Stock – 58.20%
Consumer Discretionary – 4.22%
Gap	761,900	$14,293,244
Limited Brands	525,100	12,161,316
Mattel	508,100	10,990,203
Starwood Hotels & Resorts Worldwide	77,300	4,724,576
†Time Warner Cable Class A	17,893	656,673
		42,826,012
Consumer Staples – 4.11%
B&G Foods Class A	193,400	2,473,586
Heinz (H.J.)	299,000	13,481,910
Kimberly-Clark	185,300	12,728,257
Safeway	409,700	12,999,781
		41,683,534
Diversified REITs – 1.87%
iStar Financial	140,600	5,145,960
Liberty Property Trust	58,900	2,300,634
Vornado Realty Trust	86,800	9,252,012
Washington Real Estate Investment Trust	69,400	2,272,850
		18,971,456
Energy – 2.66%
Chevron	154,900	13,594,024
ConocoPhillips	163,400	13,380,826
		26,974,850
Financials – 10.42%
Allstate	246,500	13,495,875
Chubb	255,600	13,068,828
†Discover Financial Services	556,150	12,869,311
Hartford Financial Services Group	137,300	12,207,343
Highland Distressed Opportunities	163,800	2,044,224
Huntington Bancshares	684,000	11,771,640
Morgan Stanley	210,100	13,103,937
Wachovia	281,500	13,787,870
Washington Mutual	366,800	13,468,896
		105,817,924
Health Care – 7.50%
Abbott Laboratories	233,200	12,105,412
Baxter International	245,200	13,427,152
Bristol-Myers Squibb	464,500	13,540,175
Merck	255,300	12,808,401
Pfizer	513,800	12,762,792
Wyeth	247,700	11,468,510
		76,112,442
Health Care REITs – 1.21%
Health Care Property Investors	105,500	3,209,310
Health Care REIT	44,900	1,791,510
Nationwide Health Properties	85,900	2,383,725
Ventas	127,800	4,866,624
		12,251,169
Hotel REITs – 0.89%
Ashford Hospitality Trust	150,500	1,641,955
Hersha Hospitality Trust	330,800	3,615,644
Host Hotels & Resorts	169,200	3,771,468
		9,029,067

Industrial REITs – 1.37%
AMB Property	81,500	4,480,870
First Potomac Realty Trust	102,900	2,180,451
ProLogis	120,900	7,273,344
		13,934,665
Industrials – 3.65%
Donnelley (R.R.) & Sons	333,000	11,928,060
Genesis Lease ADR	262,000	6,159,620
†Grupo Aeroportuario del Centro Norte ADR	47,942	1,272,860
Macquarie Infrastructure	112,500	4,550,625
Waste Management	349,400	13,161,898
		37,073,063
Information Technology – 6.72%
Hewlett-Packard	278,200	13,729,170
Intel	574,400	14,790,800
International Business Machines	115,600	13,489,364
Motorola	772,700	13,097,265
†Xerox	764,500	13,095,885
		68,202,484
Mall REITs – 2.14%
General Growth Properties	120,400	5,985,084
Macerich	63,400	5,149,348
Simon Property Group	111,800	10,612,056
		21,746,488
Manufactured Housing REITs – 0.28%
Equity Lifestyle Properties	40,600	1,977,220
Sun Communities	31,900	909,469
		2,886,689
Materials – 1.30%
duPont (E.I.) deNemours	271,300	13,225,875
		13,225,875
Media – 0.05%
†Adelphia	615,000	193,725
†Adelphia Recovery Trust
Series ACC-1	603,574	42,250
Series Arahova	706,788	325,123
†Century Communications	1,625,000	1,300
		562,398
Mortgage REITs – 0.17%
Gramercy Capital	69,200	1,740,380
		1,740,380
Multifamily REITs – 1.48%
American Campus Communities	55,600	1,575,704
Apartment Investment & Management	34,600	1,546,620
AvalonBay Communities	19,500	2,230,410
Camden Property Trust	31,800	1,955,382
Equity Residential	169,900	6,836,776
United Dominion Realty Trust	35,300	886,383
		15,031,275
Office REITs – 1.61%
Alexandria Real Estate Equities	34,300	3,201,219
Brandywine Realty Trust	156,756	4,041,170
Highwoods Properties	73,000	2,605,370
Mack-Cali Realty	42,800	1,787,328
Parkway Properties	43,300	2,003,924
SL Green Realty	24,400	2,720,844
		16,359,855
Office/Industrial REITs – 0.54%
Duke Realty	105,800	3,574,982
PS Business Parks	33,500	1,892,750
		5,467,732
Self-Storage REITs – 0.43%
Public Storage	57,300	4,342,194
		4,342,194
Shopping Center REITs – 1.29%
Cedar Shopping Centers	127,400	1,686,776
Developers Diversified Realty	104,800	5,604,704
Equity One	80,900	2,116,344
Federal Realty Investment Trust	43,600	3,665,452
		13,073,276

Specialty REITs – 0.34%
Entertainment Properties Trust	71,600	3,425,344
		3,425,344
Telecommunications – 2.66%
AT&T	325,700	12,985,659
Verizon Communications	335,100	14,034,003
		27,019,662
Utilities – 1.29%
†Mirant	448	17,459
Progress Energy	284,400	13,048,272
		13,065,731
Total Common Stock (cost $548,124,630)		590,823,565

Convertible Preferred Stock – 3.80%
Automobiles & Automotive Parts – 0.05%
General Motors 5.25% exercise price $35.13, expiration date 3/6/22	28,650	546,642
		546,642
Banking, Finance & Insurance – 1.64%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	37,800	1,984,500
•Citigroup Funding 4.583% exercise price $29.50, expiration date 9/27/08	155,000	4,338,449
E Trade Group 6.125% exercise price $21.82, expiration date 11/18/08	75,500	1,594,938
Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07	66,750	1,752,188
Merrill Lynch 6.75% exercise price $40.80, expiration date 10/15/07	70,000	3,655,259
Sovereign Capital Trust IV 4.375% exercise price $29.16, expiration date 3/1/34	35,700	1,548,488
XL Capital 7.00% exercise price $80.59, expiration date 2/15/09	64,400	1,729,140
		16,602,962
Basic Materials – 0.74%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10	35,500	4,708,010
Huntsman 5.00% exercise price $27.90, expiration date 2/16/08	56,100	2,755,913
		7,463,923
Cable, Media & Publishing – 0.15%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	1,500	1,536,188
		1,536,188
Energy – 0.41%
Chesapeake Energy
4.50% exercise price $44.17, expiration date 12/31/49	17,075	1,617,856
5.00% exercise price $25.76, expiration date 12/31/49	7,500	1,029,375
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	39,900	1,536,150
		4,183,381
Telecommunications – 0.29%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	3,000	2,940,000
		2,940,000
Utilities – 0.52%
•CenterPoint Energy 2.00% exercise price $40.88, expiration date 9/15/29	26,000	932,100
Entergy 7.625% exercise price $87.46, expiration date 2/17/09	40,750	2,597,812
NRG Energy 5.75% exercise price $30.23, expiration date 3/16/09	5,335	1,800,563
		5,330,475
Total Convertible Preferred Stock (cost $38,019,742)		38,603,571

	Principal
	Amount
Commercial Mortgage-Backed Securities – 0.07%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	$ 750,000	714,676
Total Commercial Mortgage-Backed Securities (cost $761,221)		714,676

Convertible Bonds – 10.40%
Aerospace & Defense – 0.47%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26	1,150,000	1,405,875
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25	1,175,000	1,625,906
#L-3 Communications 144A 3.00% 8/1/35 exercise price $101.70, expiration date 8/1/35	1,500,000	1,715,625
		4,747,406
Banking, Finance & Insurance – 0.21%
•#US Bancorp 144A 3.61% 9/20/36 exercise price $38.28, expiration date 12/20/36	2,125,000	2,135,625
		2,135,625
Basic Industry – 0.08%
#Apex Silver Mines 144A 2.875% 3/15/24 exercise price $28.62, expiration date 3/15/24	1,000,000	837,500
		837,500
Cable, Media & Publishing – 0.55%
Liberty Media 3.25% 3/15/31 exercise price $53.86, expiration date 3/8/31	3,000,000	2,505,000
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25	3,240,000	3,017,250
		5,522,250

Computers & Technology – 2.44%
Advanced Micro Devices
6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	2,430,000	2,095,875
#144A 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	3,385,000	2,919,563
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	3,200,000	3,220,000
Fairchild Semiconductor 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08	1,950,000	1,930,500
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26	1,540,000	1,374,450
#Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26	2,315,000	2,265,806
Intel
2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	500,000	513,750
#144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	1,140,000	1,171,350
ON Semiconductor Series B 2.625% 12/15/26 exercise price $10.50, expiration date 12/15/35	2,725,000	3,569,750
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13	3,870,000	3,666,824
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25	1,875,000	2,022,656
		24,750,524
Electronics & Electrical Equipment – 0.64%
Fisher Scientific International 3.25% 3/1/24 exercise price $40.20, expiration date 3/1/24	1,500,000	2,227,500
Flextronics Intl 1.00% 8/1/10 exercise price $15.26, expiration date 8/1/10	3,450,000	3,294,750
Vishay Intertechnology 3.625% 8/1/23 exercise price $21.28, expiration date 8/1/23	1,000,000	995,000
		6,517,250
Energy – 1.09%
Halliburton 3.125% 7/15/23 exercise price $18.79, expiration date 7/15/23	1,750,000	3,255,000
Peabody Energy 4.75% 12/15/66 exercise price $61.95, expiration date 12/15/41	2,365,000	2,341,350
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33	1,080,000	1,526,850
Schlumberger 2.125% 6/1/23 exercise price $40.00, expiration date 6/1/23	1,645,000	3,985,013
		11,108,213
Health Care & Pharmaceuticals – 2.16%
Allergan
1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	600,000	668,250
#144A 1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	1,935,000	2,155,106
Amgen
0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	1,680,000	1,446,900
#144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	775,000	667,469
•Bristol-Myers Squibb 4.86% 9/15/23 exercise price $41.28, expiration date 9/15/23	1,600,000	1,614,080
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13	530,000	438,575
Encysive Pharmaceuticals
2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12	200,000	142,000
#144A 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12	2,000,000	1,420,000
Gilead Sciences 0.625% 5/1/13 exercise price $38.10, expiration date 5/1/13	1,300,000	1,446,250
LifePoint Hospitals 3.50% 5/15/14 exercise price $51.79, expiration date 5/14/14	850,000	725,688
Lincare Holdings 3.00% 6/15/33 exercise price $53.33, expiration date 6/15/33	2,000,000	1,977,500
Medtronic
1.50% 4/15/11 exercise price $56.08, expiration date 4/15/11	1,000,000	1,067,500
1.625% 4/15/13 exercise price $56.08, expiration date 4/15/13	2,000,000	2,142,500
#Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12	1,535,000	1,567,619
•Wyeth 4.886% 1/15/24 exercise price $60.39, expiration date 1/15/24	3,000,000	3,204,300
		21,959,018
Leisure, Lodging & Entertainment – 0.33%
#International Game Technology 144A 2.60% 12/15/36 exercise price $61.78, expiration date 12/15/36	3,490,000	3,380,938
		3,380,938
Real Estate – 0.61%
#General Growth Properties 144A 3.98% 4/15/27 exercise price $88.72, expiration date 4/15/27	1,685,000	1,484,906
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10	1,685,000	1,729,653
#Weingarten Realty Investors 144A 3.95% 8/1/26 exercise price $49.01, expiration date 8/1/26	3,000,000	2,977,500
		6,192,059
Retail – 0.54%
Pantry 3.00% 11/15/12 exercise price $50.10, expiration date 11/15/12	1,755,000	1,654,087
#Saks 144A 2.00% 3/15/24 exercise price $11.97, expiration date 3/15/24	1,135,000	1,621,631
Sonic Automotive 5.25% 5/7/09 exercise price $46.87, expiration date 5/7/09	1,000,000	985,000
#United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26	1,150,000	1,180,188
		5,440,906
Telecommunications – 0.74%
Amdocs 0.50% 3/15/24 exercise price $43.12, expiration date 3/15/24	2,000,000	2,065,000
Level 3 Communications 3.50% 6/15/12 exercise price $5.46, expiration date 6/15/12	2,425,000	2,809,968
#Nortel Networks 144A
1.75% 4/15/12 exercise price $32.00, expiration date 4/15/12	845,000	707,688
2.125% 4/15/14 exercise price $32.00, expiration date 4/15/14	845,000	687,619
Qwest Communications International 3.50% 11/15/25 exercise price $5.90, expiration date 11/15/25	750,000	1,220,625
		7,490,900

Transportation – 0.33%
#ExpressJet 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23	750,000	726,563
JetBlue Airways
3.50% 7/15/33 exercise price $28.33, expiration date 7/15/33	1,625,000	1,566,093
3.75% 3/15/35 exercise price $17.10, expiration date 3/15/35	1,195,000	1,087,450
		3,380,106
Utilities – 0.21%
CenterPoint Energy
3.75% 5/15/23 exercise price $11.18, expiration date 5/15/23	400,000	586,500
#144A 3.75% 5/15/23 exercise price $11.18, expiration date 5/15/23	1,030,000	1,510,238
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	425,000	0
		2,096,738
Total Convertible Bonds (cost $102,668,786)		105,559,433

Corporate Bonds – 18.47%
Basic Industries – 2.15%
AK Steel 7.75% 6/15/12	500,000	500,000
#Algoma Acquisition 144A 9.875% 6/15/15	425,000	399,500
Bowater
6.50% 6/15/13	325,000	253,500
9.00% 8/1/09	280,000	268,800
9.50% 10/15/12	1,575,000	1,393,875
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,250,000	1,328,125
Georgia-Pacific 8.875% 5/15/31	2,395,000	2,347,100
Hexion US Finance 9.75% 11/15/14	1,180,000	1,280,300
Lyondell Chemical
8.00% 9/15/14	935,000	1,021,488
8.25% 9/15/16	310,000	348,750
10.50% 6/1/13	100,000	108,250
#MacDermid 144A 9.50% 4/15/17	1,645,000	1,538,075
#Momentive Performance Materials 144A 9.75% 12/1/14	950,000	909,625
Norske Skog Canada 8.625% 6/15/11	2,545,000	2,252,325
#Norske Skogindustrier 144A 7.125% 10/15/33	175,000	151,286
‡Port Townsend Paper
0.00% 8/15/12	532,800	532,800
#144A 11.00% 4/15/11	1,110,000	449,550
Potlatch 13.00% 12/1/09	1,075,000	1,216,402
#Sappi Papier Holding144A 6.75% 6/15/12	2,825,000	2,764,644
‡Solutia 6.72% 10/15/37	1,120,000	879,200
#Steel Dynamics 144A 6.75% 4/1/15	500,000	483,750
Tube City IMS 9.75% 2/1/15	1,055,000	1,039,175
Witco 6.875% 2/1/26	460,000	342,700
		21,809,220
Brokerage – 0.42%
E Trade Financial 8.00% 6/15/11	920,000	883,200
#HUB International Holdings 144A 10.25% 6/15/15	500,000	457,500
LaBranche
9.50% 5/15/09	1,100,000	1,072,500
11.00% 5/15/12	1,845,000	1,835,775
		4,248,975
Capital Goods – 1.04%
Berry Plastics Holding 8.875% 9/15/14	1,855,000	1,859,637
CPG International I 10.50% 7/1/13	1,140,000	1,122,900
Graham Packaging 9.875% 10/15/14	775,000	763,375
Greenbrier 8.375% 5/15/15	210,000	206,850
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	915,000	908,138
Interface 10.375% 2/1/10	2,390,000	2,485,599
Intertape Polymer 8.50% 8/1/14	825,000	754,875
#Mueller Water Products 144A 7.375% 6/1/17	120,000	114,600
Smurfit-Stone Container Enterprises 8.00% 3/15/17	805,000	771,794
Trimas 9.875% 6/15/12	1,581,000	1,600,763
		10,588,531
Consumer Cyclical – 1.92%
#Cardtronics 144A 9.25% 8/15/13	625,000	596,875
Carrols 9.00% 1/15/13	1,770,000	1,672,650
Ford Motor Credit
7.375% 10/28/09	775,000	733,709
7.80% 6/1/12	1,280,000	1,180,396
•8.11% 1/13/12	450,000	412,482

General Motors
6.375% 5/1/08	1,600,000	1,570,000
8.375% 7/15/33	1,570,000	1,267,775
Global Cash Access 8.75% 3/15/12	1,525,000	1,555,500
GMAC
4.375% 12/10/07	1,025,000	1,011,830
6.875% 9/15/11	190,000	169,597
#KAR Holdings 144A 10.00% 5/1/15	2,035,000	1,831,500
Lear 8.75% 12/1/16	2,250,000	2,092,499
Neiman Marcus Group PIK 9.00% 10/15/15	1,000,000	1,060,000
NPC International 9.50% 5/1/14	1,315,000	1,222,950
#OSI Restaurant Partners 144A 10.00% 6/15/15	500,000	433,750
#TRW Automotive 144A
7.00% 3/15/14	75,000	70,125
7.25% 3/15/17	685,000	626,775
#USI Holdings 144A 9.75% 5/15/15	875,000	805,000
#Vitro 144A 9.125% 2/1/17	1,210,000	1,170,674
		19,484,087
Consumer Non-Cyclical – 1.04%
Chiquita Brands International 8.875% 12/1/15	1,020,000	882,300
Constellation Brands 8.125% 1/15/12	910,000	916,825
Cott Beverages 8.00% 12/15/11	725,000	721,375
DEL Laboratories 8.00% 2/1/12	1,110,000	1,010,100
National Beef Packing 10.50% 8/1/11	1,350,000	1,397,250
Pilgrim's Pride
8.375% 5/1/17	3,075,000	3,098,062
9.625% 9/15/11	905,000	935,164
#Pinnacle Foods Finance 144A 10.625% 4/1/17	1,020,000	933,300
Smithfield Foods 7.75% 7/1/17	250,000	252,500
True Temper Sports 8.375% 9/15/11	475,000	372,875
		10,519,751
Emerging Markets – 0.06%
#True Move 144A 10.75% 12/16/13	635,000	638,175
		638,175
Energy – 1.99%
Chesapeake Energy 6.625% 1/15/16	1,660,000	1,614,349
Compton Petroleum Finance 7.625% 12/1/13	2,030,000	1,938,649
El Paso 7.00% 6/15/17	1,330,000	1,332,458
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	525,000	540,509
#Energy Partners 144A 9.75% 4/15/14	660,000	617,100
Geophysique-Veritas
7.50% 5/15/15	155,000	156,550
7.75% 5/15/17	670,000	680,050
#Hilcorp Energy I 144A
7.75% 11/1/15	1,645,000	1,583,312
9.00% 6/1/16	775,000	788,563
Inergy Finance
6.875% 12/15/14	350,000	336,000
8.25% 3/1/16	200,000	203,500
KCS Energy 7.125% 4/1/12	465,000	448,725
Kinder Morgan Finance 5.35% 1/5/11	75,000	72,590
#Lukoil International Finance 144A
6.356% 6/7/17	100,000	93,750
6.656% 6/7/22	100,000	92,500
Mariner Energy 8.00% 5/15/17	1,805,000	1,719,262
Massey Energy 6.625% 11/15/10	310,000	306,125
#OPTI Canada 144A
7.875% 12/15/14	485,000	488,638
8.25% 12/15/14	200,000	203,500
PetroHawk Energy 9.125% 7/15/13	1,325,000	1,387,937
Plains Exploration & Production 7.00% 3/15/17	705,000	645,075
#Regency Energy Partners 144A 8.375% 12/15/13	844,000	873,540
•Secunda International 13.36% 9/1/12	715,000	729,300
#Seitel 144A 9.75% 2/15/14	1,090,000	1,010,975
#Stallion Oilfield Services 144A 9.75% 2/1/15	625,000	604,688
#VeraSun Energy 144A 9.375% 6/1/17	1,080,000	1,007,100
Whiting Petroleum
7.00% 2/1/14	261,000	247,298
7.25% 5/1/13	505,000	483,538
		20,205,581

Finance & Investments – 0.16%
#TemirBank 144A 9.50% 5/21/14	655,000	578,037
#ABH Financial 144A 8.20% 6/25/12	345,000	320,850
TNK-BP Finance 6.625% 3/20/17	695,000	651,285
Unum Group 5.859% 5/15/09	50,000	50,566
		1,600,738
Media – 1.82%
CCH I Holdings 13.50% 1/15/14	2,985,000	2,835,749
Charter Communication Holdings 13.50% 1/15/11	2,350,000	2,373,500
Dex Media West 9.875% 8/15/13	995,000	1,054,700
Idearc 8.00% 11/15/16	1,000,000	992,500
Insight Communications 12.25% 2/15/11	550,000	568,563
Insight Midwest
9.75% 10/1/09	725,000	1,449,616
#LBI Media 144A 8.50% 8/1/17	625,000	616,406
Mediacom Capital 9.50% 1/15/13	2,950,000	2,964,749
#Quebecor World 144A 9.75% 1/15/15	1,345,000	1,271,025
RH Donnelley 8.875% 1/15/16	640,000	659,200
Time Warner Telecom Holdings 9.25% 2/15/14	660,000	686,400
#Umbrella Acquisition PIK 144A 9.75% 3/15/15	1,635,000	1,565,513
Vertis 10.875% 6/15/09	500,000	442,500
WMG Acquisition 7.375% 4/15/14	1,180,000	1,044,300
		18,524,721
Real Estate – 0.31%
American Real Estate Partners 8.125% 6/1/12	460,000	451,950
BF Saul REIT 7.50% 3/1/14	2,320,000	2,169,200
Rouse 7.20% 9/15/12	550,000	554,359
		3,175,509
Services Cyclical – 2.72%
Aramark
8.50% 2/1/15	1,635,000	1,637,044
•8.856% 2/1/15	25,000	24,875
#Bristow Group 144A 7.50% 9/15/17	975,000	975,000
Corrections Corporation of America 7.50% 5/1/11	500,000	505,000
FTI Consulting 7.625% 6/15/13	1,550,000	1,553,875
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,800,000	1,836,000
Gaylord Entertainment 8.00% 11/15/13	1,275,000	1,262,250
Harrah's Operating 6.50% 6/1/16	883,000	696,442
Hertz 8.875% 1/1/14	1,445,000	1,502,800
Kansas City Southern de Mexico 9.375% 5/1/12	2,025,000	2,105,999
Kansas City Southern Railway 9.50% 10/1/08	600,000	612,750
Majestic Star Casino 9.50% 10/15/10	1,900,000	1,871,500
Mandalay Resort Group
9.375% 2/15/10	1,225,000	1,286,250
9.50% 8/1/08	1,150,000	1,181,625
#Mobile Services Group 144A 9.75% 8/1/14	650,000	658,125
‡Northwest Airlines 10.00% 2/1/09	265,000	27,825
#Penhall International 144A 12.00% 8/1/14	800,000	836,000
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,880,000	2,021,000
#Rental Services 144A 9.50% 12/1/14	2,150,000	2,115,062
Seabulk International 9.50% 8/15/13	469,000	502,416
Station Casinos 6.625% 3/15/18	1,540,000	1,247,400
¶Town Sports International 11.00% 2/1/14	651,000	598,920
Wheeling Island Gaming 10.125% 12/15/09	1,755,000	1,746,225
Williams Scotsman 8.50% 10/1/15	250,000	271,250
#Wimar Opco 144A 9.625% 12/15/14	700,000	521,500
		27,597,133
Services Non-cyclical – 1.65%
Allied Waste North America
7.375% 4/15/14	625,000	612,500
7.875% 4/15/13	1,000,000	1,020,000
9.25% 9/1/12	150,000	156,750
Casella Waste Systems 9.75% 2/1/13	2,440,000	2,458,300
#Community Health Systems 144A 8.875% 7/15/15	640,000	642,400
CRC Health 10.75% 2/1/16	2,350,000	2,491,000
Geo Subordinate 11.00% 5/15/12	975,000	953,063
HCA 6.50% 2/15/16	2,000,000	1,640,000
#HCA PIK 144A 9.625% 11/15/16	100,000	103,625
HealthSouth 10.75% 6/15/16	1,695,000	1,754,325

#Universal Hospital Services PIK 144A 8.50% 6/1/15	800,000	764,000
US Oncology
9.00% 8/15/12	305,000	306,525
10.75% 8/15/14	900,000	909,000
#US Oncology Holdings PIK 144A 9.797% 3/15/12	1,685,000	1,567,050
¶Vanguard Health Holding 11.25% 10/1/15	1,950,000	1,423,500
		16,802,038
Technology & Electronics – 0.38%
Freescale Semiconductor 8.875% 12/15/14	1,775,000	1,646,313
MagnaChip Semiconductor 8.00% 12/15/14	1,400,000	868,000
Solectron Global Finance 8.00% 3/15/16	1,010,000	1,078,175
Sungard Data Systems 10.25% 8/15/15	290,000	300,150
		3,892,638
Telecommunications – 2.09%
‡Allegiance Telecom 11.75% 2/15/08	10,000	5,250
American Tower 7.125% 10/15/12	1,150,000	1,155,750
#Broadview Networks Holdings 144A 11.375% 9/1/12	875,000	901,250
•Centennial Communications 11.11% 1/1/13	1,110,000	1,143,300
Cricket Communications 9.375% 11/1/14	1,075,000	1,058,875
#Digicel 144A 9.25% 9/1/12	1,280,000	1,308,800
#Digicel Group 144A 8.875% 1/15/15	2,580,000	2,364,053
•#Hellas Telecommunications Luxembourg II 144A 11.11% 1/15/15	1,810,000	1,782,850
Hughes Network Systems 9.50% 4/15/14	2,540,000	2,527,299
¶Inmarsat Finance 10.38% 11/15/12	1,465,000	1,395,413
International Telecom Satellite 7.625% 4/15/12	1,745,000	1,727,550
#MetroPCS Wireless 144A 9.25% 11/1/14	700,000	586,250
NTL Cable 9.125% 8/15/16	970,000	985,763
#PAETEC Holding 144A 9.50% 7/15/15	540,000	518,400
Qwest
7.50% 10/1/14	1,020,000	1,050,600
•8.94% 6/15/13	860,000	911,600
Rural Cellular
9.875% 2/1/10	915,000	951,600
•11.106% 11/1/12	325,000	336,375
Triton PCS 8.50% 6/1/13	400,000	404,500
Windstream 8.125% 8/1/13	70,000	72,625
		21,188,103
Utilities – 0.72%
Avista 9.75% 6/1/08	753,000	778,677
‡#Calpine 144A 8.496% 7/15/09	625,600	650,624
Elwood Energy 8.159% 7/5/26	925,958	946,817
Midwest Generation 8.30% 7/2/09	821,737	836,118
Mirant Americas Generation 8.30% 5/1/11	1,690,000	1,677,325
Mirant North America 7.375% 12/31/13	1,295,000	1,295,000
Orion Power Holdings 12.00% 5/1/10	956,000	1,046,820
TECO Energy 7.20% 5/1/11	40,000	41,469
		7,272,850
Total Corporate Bonds (cost $194,915,949)		187,548,052

Leveraged Non-Recourse Securities – 0.09%
@♦#JPMorgan Pass Through Trust 2007 144A 8.845% 1/15/87	1,300,000	500,500

	Number of
	Shares
#@♦Merrill Lynch Preferred Pass Though Trust 2006 144A	40,000	366,272
Total Leveraged Non-Recourse Securities (cost $2,164,837)		866,772

Exchange Traded Funds – 0.09%
iShares Dow Jones U.S. Real Estate Index Fund	12,300	909,585
Total Exchange Traded Funds (cost $874,940)		909,585

Preferred Stock – 0.39%
Leisure, Lodging & Entertainment – 0.04%
Red Lion Hotels Capital Trust 9.50%	17,479	450,958
		450,958
Real Estate – 0.35%
Equity Inns Series B 8.75%	21,700	434,000
Ramco-Gershenson Properties 9.50%	17,700	445,332
SL Green Realty 7.625%	108,900	2,626,668
		3,506,000
Total Preferred Stock (cost $4,231,793)		3,956,958

Residual Interest Trust Certificate – 0.08%
#@♦Freddie Mac Auction Pass Through Trust 144A	1,000,000	856,400
Total Residual Interest Trust Certificate (cost $1,088,378)		856,400

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	12	0
Total Warrant (cost $1,021)		0
	Principal
	Amount
«Senior Secured Loans – 2.27%
Alixpartners 0.00% 10/12/13	$ 600,000	585,000
Aramark
7.36% 1/26/14	1,401,406	1,450,177
BNY Convergex 7.39% 9/29/13	1,050,000	1,015,875
Building Materials 8.256% 2/22/14	1,353,781	1,218,403
Coffeyville Resources
5.26% 12/28/10	122,133	117,782
8.365% 12/28/13	627,867	605,500
Community Health 7.61% 8/25/14	49,497	47,725
Community Health Systems 7.61% 7/2/14	750,503	723,631
Ford Motor 8.36% 11/29/13	770,125	724,638
Freescale Semiconductor 7.37% 12/1/13	1,050,000	985,966
General Motors 7.745% 11/17/13	497,500	477,103
Goodyear Tire 7.10% 4/30/10	550,000	521,125
Graceway Pharmaceuticals 8.105% 5/3/11	350,000	333,813
Idearc 7.35% 11/1/14	300,000	291,125
Michaels Stores 7.625% 10/11/13	269,322	254,621
NE Energy 7.87% 11/1/13	245,528	240,618
Pinnacle Foods Finance 8.21% 4/2/14	1,000,000	957,500
Selector Remedy 8.36% 7/31/14	1,000,000	970,000
Spirit Finance 8.36% 5/23/13	550,000	503,250
Surgical Care Affiliates 8.31% 12/29/14	500,000	455,000
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14	780,000	781,463
Travelpor Investor Tranch 8.13% 8/1/13	1,100,000	1,058,750
Telesat Canada 9.00% 2/14/08	1,500,000	1,439,999
Tribune 8.698% 5/30/14	375,000	339,844
Univision Communications 7.60% 9/15/14	500,000	463,750
US Airways Group 8.05% 3/23/14	225,000	212,883
USI Holdings 8.11% 5/4/14	1,000,000	980,000
Venetian Macau 7.10% 5/26/13	1,500,000	1,447,499
Wimar Opco Finance 7.86% 1/3/12	1,986,453	1,888,788
Windstream Term Loan B 8.36% 7/17/13	2,000,000	1,951,669
Total Senior Secured Loans (cost $23,998,680)		23,043,497

U.S. Treasury Obligation – 0.12%
U.S. Treasury Note 4.75% 8/15/17	1,190,000	1,209,896
Total U.S. Treasury Obligation (cost $1,191,580)		1,209,896

Repurchase Agreements – 5.74%
With BNP Paribas 5.05% 9/3/07
(dated 8/31/07, to be repurchased at $40,732,134,
collateralized by $10,814,000 U.S. Treasury Notes 2.625%
due 3/15/19, market value $10,701,149, $17,842,000
U.S. Treasury Notes 5.625% due 5/15/08, market value
$18,284,194 and $11,916,000 U.S. Treasury Notes 6.50%
due 2/15/10, market value $12,583,541)	40,715,000	40,715,000

With UBS Warburg 5.02% 9/3/07
(dated 8/31/07, to be repurchased at $17,515,324,
collateralized by $17,637,000 U.S. Treasury Notes 4.875%
due 1/31/09, market value $17,873,452)	17,508,000	17,508,000
Total Repurchase Agreements (cost $58,223,000)		58,223,000

Total Value of Securities – 99.72%
(cost $976,264,557)		1,012,315,405
Receivables and Other Assets Net of Liabilities (See Notes) – 0.28%		2,884,099
Net Assets Applicable to 82,219,636 Shares Outstanding – 100.00%		$1,015,199,504

†Non-income producing security for the period ended August 31, 2007.
•Variable rate security. The rate shown is the rate as of August 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2007, the aggregate amount of Rule 144A securities equaled $90,092,552, which represented 8.87% of the Fund’s net assets. See Note 3 in "Notes to Financial Statements."
‡Non-income producing security. Security is currently in default.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
@Illiquid security. At August 31, 2007, the aggregate amount of illiquid securities equaled $1,723,172, which represented 0.17% of the Fund's net assets. See Note 4 in "Notes to Financial Statements."
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
ADR – American Depositary Receipts
CDS – Credit Default Swap
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust

Swap Contracts1
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
CDX.NA.IG.HVOL 8-1	$776,000	0.75%	6/20/12	$(1,605)
Lehman Brothers
CDX.NA, HY 8-1	750,000	2.75%	6/20/12	6,288
				$4,683

Protection Sold:
JPMorgan Securities
Residential Capital 1 yr CDS	$675,000	8.75%	9/20/08	$(28,251)

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, total return swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$976,511,350
Aggregate unrealized appreciation	$77,254,034
Aggregate unrealized depreciation	(41,449,979)
Net unrealized appreciation	$35,804,055

For federal income tax purposes, at November 30, 2006, capital loss carryforwards of $14,985,672 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,921,228 expires in 2009 and $8,064,444 expires in 2010.

3. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended August 31, 2007, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized gain or losses on swap contracts. Upon payment, such amounts are recorded as realized gain or losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedules of Investment.

4. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Change in Custodian
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

August 31, 2007

	Number of
	Shares	Value
Common Stock – 98.09%
Basic Materials – 4.91%
†Century Aluminum	12,400	$ 609,832
Chesapeake	36,550	358,190
Ferro	31,500	616,455
Hercules	31,500	655,830
†PolyOne	80,800	648,824
†Rockwood Holdings	15,100	483,955
Ryerson	17,550	585,117
†Terra Industries	14,800	384,356
Wausau Paper	45,450	510,404
		4,852,963
Business Services – 6.43%
Administaff	14,750	508,875
†AMN Healthcare Services	24,750	441,293
Arbitron	11,200	558,096
†FTI Consulting	13,250	695,890
†Harris Interactive	104,900	452,119
Healthcare Services Group	20,525	439,646
†Heidrick & Struggles International	10,400	487,240
†Kforce	46,900	713,817
McGrath RentCorp	20,600	659,818
†NutriSystem	8,100	439,263
UniFirst	8,050	333,109
†United Stationers	10,650	628,563
		6,357,729
Capital Goods – 10.89%
AAON	18,800	393,672
Acuity Brands	14,550	764,457
Applied Industrial Technologies	23,550	753,129
Barnes Group	21,850	687,401
†Columbus McKinnon	26,150	710,496
Crane	12,250	548,678
DRS Technologies	12,100	635,008
†Genlyte Group	12,000	870,840
†Innovative Solutions & Support	21,800	393,708
Insteel Industries	23,600	446,040
†Kadant	24,150	688,275
Lawson Products	8,500	310,420
Lincoln Electric Holdings	8,650	622,281
LSI Industries	29,400	596,232
Lufkin Industries	13,700	779,119
†Rofin-Sinar Technologies	9,600	668,832
†URS	16,750	895,119
		10,763,707
Communication Services – 0.48%
Alaska Communications Systems Group	35,000	478,100
		478,100
Consumer Discretionary – 5.62%
†Aeropostale	25,125	520,088
†Charlotte Russe Holding	26,550	463,829
†Charming Shoppes	59,200	535,168
†DSW Class A	20,050	610,522
†Jos A Bank Clothiers	16,100	485,415
†Quiksilver	56,550	757,204
Stage Stores	36,850	638,610
Tempur-Pedic International	19,500	563,550
†True Religion Apparel	27,400	459,772
†Wet Seal	115,550	523,442
		5,557,600

Consumer Services – 3.41%
†AFC Enterprises	30,700	457,737
†Buffalo Wild Wings	16,050	558,059
CKE Restaurants	39,300	666,134
IHOP	8,950	562,687
†Papa John's International	24,150	612,444
†Shuffle Master	34,200	507,186
		3,364,247
Consumer Staples – 2.41%
Casey's General Stores	25,650	727,434
Longs Drug Stores	14,650	772,495
Nu Skin Enterprises Class A	28,850	448,906
Seaboard	210	436,590
		2,385,425
Credit Cyclicals – 1.21%
Granite Construction	8,500	462,740
†Tenneco	23,050	731,838
		1,194,578
Energy – 5.21%
†Bristow Group	15,900	689,265
†Hercules Offshore	24,650	627,096
†Oil States International	18,950	799,690
Penn Virginia	20,750	828,132
†Petrohawk Energy	50,800	769,112
†Petroquest Energy	43,500	485,460
St. Mary Land & Exploration	14,050	468,568
World Fuel Services	12,500	481,875
		5,149,198
Financials – 14.62%
ADVANTA	24,100	630,938
Aspen Insurance Holdings	26,150	656,103
Bancfirst	13,250	597,443
BankUnited Financial Class A	37,050	633,555
Center Financial	29,900	473,915
Citizens Republic Bancorp	30,950	545,649
City Bank	20,100	618,075
City Holding	16,250	600,925
†CompuCredit	22,550	478,511
†Cowen Group	35,500	453,690
Dime Community Bancshares	41,250	562,238
Employers Holdings	24,650	461,695
FBL Financial Group Class A	18,400	719,991
First Niagara Financial Group	29,500	416,835
†FirstFed Financial	12,950	650,738
MainSource Financial Group	25,650	449,901
Max Capital Group	21,350	586,271
Provident Bankshares	19,500	602,550
†RAM Holdings	58,950	550,593
RLI	12,300	739,844
South Financial Group	29,250	671,287
†Triad Guaranty	22,050	368,897
Trustmark	19,700	556,328
†United America Indemnity	24,650	533,426
Waddell & Reed Financial Class A	35,600	884,303
		14,443,701
Health Care – 13.59%
Alberto-Culver	18,250	422,853
†Align Technology	21,400	486,422
†Alkermes	40,750	686,638
†Applera-Celera Genomics	49,750	655,208
†Bio-Rad Laboratories Class A	7,600	640,832
†Cardiome Pharma	35,300	313,111
†Eurand	33,350	444,222
†Gen-Probe	5,900	377,718
†Geron	52,700	378,913
†Healthways	13,550	674,790
†Medarex	42,350	726,303
Mentor	17,500	780,324
†MGI PHARMA	28,700	676,459
†Noven Pharmaceuticals	24,950	380,737

PolyMedica	13,000	673,010
†Progenics Pharmaceuticals	18,400	424,488
†Psychiatric Solutions	20,600	759,315
†Regeneron Pharmaceuticals	20,400	396,984
†Res-Care	23,850	508,482
†Sciele Pharma	24,800	572,384
†Sun Healthcare Group	38,800	576,956
†Techne	8,300	522,983
†United Therapeutics	11,650	797,908
Vital Signs	11,050	554,047
		13,431,087
Media – 1.90%
Entercom Communications Class A	18,200	387,660
infoUSA	56,150	569,361
National CineMedia	20,550	506,147
†Scholastic	12,250	417,480
		1,880,648
Real Estate – 4.60%
First Industrial Realty Trust	14,600	595,388
First Potomac Realty Trust	15,850	335,862
Home Properties	11,750	597,135
Maguire Properties	14,200	369,342
Nationwide Health Properties	29,950	831,112
Pennsylvania Real Estate Investment Trust	14,750	557,993
Senior Housing Properties Trust	33,100	673,253
Sovran Self Storage	12,950	584,175
		4,544,260
Technology – 19.49%
†Anixter International	9,150	702,445
†Aspen Technology	44,050	577,936
†Blackboard	7,500	313,275
†Chordiant Software	31,750	474,345
†Cymer	12,650	501,446
†DealerTrack Holdings	10,100	385,820
†Digital River	12,150	563,274
†Dionex	8,850	641,006
†EarthLink	51,550	392,811
†FormFactor	11,150	505,764
†Harris Stratex Networks Class A	31,650	541,532
†j2 Global Communications	20,350	691,899
†Kulicke & Soffa Industries	54,700	467,138
†Lawson Software	55,100	540,531
†MIPS Technologies	72,750	568,905
†MTC Technologies	19,250	384,230
†Netgear	17,450	489,647
†OmniVision Technologies	24,100	502,967
†ON Semiconductor	43,450	509,234
†Palm	26,550	398,516
†Photronics	38,800	449,304
†Progress Software	19,450	593,614
Quality Systems	10,700	394,295
†Secure Computing	53,800	483,124
†SI International	18,950	584,039
†Smith Micro Software	33,550	553,240
†SPSS	13,900	566,425
†Synaptics	13,700	593,210
†Synchronoss Technolgies	11,550	401,247
†Tekelec	47,700	586,710
†Tessera Technologies	17,950	657,508
TheStreet.com	30,100	307,622
†TTM Technologies	35,000	408,800
United Online	42,300	607,851
†Universal Electronics	17,800	516,200
†Viasat	22,800	695,855
†Virtusa	23,100	327,558
†Wind River Systems	36,450	384,548
		19,263,871
Transportation – 1.69%
Arkansas Best	12,500	448,750
†HUB Group	19,900	664,063
Pacer International	25,550	552,391
		1,665,204

Utilities – 1.63%
Black Hills	17,750	731,123
Otter Tail	23,950	874,175
		1,605,298
Total Common Stock (cost $97,882,908)		96,937,616

Total Value of Securities – 98.09%
(cost $97,882,908)		96,937,616
Receivables and Other Assets Net of Liabilities (See Notes) – 1.91%		1,887,088
Net Assets Applicable to 7,677,663 Shares Outstanding – 100.00%		$98,824,704

†Non-income producing security for the period ended August 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Core Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$97,998,795
Aggregate unrealized appreciation	5,607,210
Aggregate unrealized depreciation	(6,668,389)
Net unrealized depreciation	$(1,061,179)

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of August 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

August 31, 2007

	Number of
	Shares	Value
Common Stock – 99.90%
Basic Industry – 9.95%
*Albemarle	223,400	$ 9,040,998
*Arch Coal	115,900	3,417,891
*Bowater	287,100	4,834,764
*†Crown Holdings	386,300	9,278,926
Cytec Industries	117,800	7,821,920
FMC	95,900	8,631,000
*†Griffon	119,160	1,866,046
Hercules	174,900	3,641,418
*Quanex	184,700	7,999,357
*Texas Industries	76,700	5,654,324
*Valspar	195,500	5,272,635
		67,459,279
Business Services – 2.47%
Brink's	162,300	9,309,528
*†United Stationers	125,759	7,422,296
		16,731,824
Capital Spending – 9.09%
*Actuant Class A	161,600	9,855,984
†Casella Waste Systems	211,800	2,365,806
†Gardner Denver	185,200	7,391,332
*Gibraltar Industries	143,300	2,863,134
Harsco	160,500	8,931,825
Insteel Industries	192,600	3,640,140
*Mueller Industries	141,300	4,894,632
Mueller Water Products Class B	171,688	1,879,984
*Timken	171,900	6,112,764
†Trimas	73,100	896,206
*Wabtec	228,700	8,569,389
*Walter Industries	168,600	4,262,208
		61,663,404
Consumer Cyclical – 1.04%
*MDC Holdings	158,200	7,038,318
		7,038,318
Consumer Services – 14.75%
*Belo Class A	208,300	3,591,092
*Borders Group	325,700	4,885,500
*Brunswick	185,300	4,660,295
*Cato Class A	326,300	7,201,441
*†CEC Entertainment	171,100	5,252,770
†Dollar Tree Stores	184,100	7,999,145
*Men's Wearhouse	153,900	7,799,652
*Meredith	124,200	6,942,780
*PETsMART	170,300	5,909,410
*Ross Stores	238,100	6,626,323
Ruby Tuesday	385,100	8,529,964
*Stage Stores	336,750	5,835,878
*Thor Industries	111,800	4,918,082
*Tuesday Morning	233,900	2,467,645
*†Warnaco Group	145,000	5,060,500
*Wolverine World Wide	224,350	5,898,162
*†Zale	286,900	6,446,643
		100,025,282
Consumer Staples – 2.58%
American Greetings Class A	210,600	5,210,244
*†Constellation Brands Class A	244,200	5,904,756
Del Monte Foods	607,200	6,399,888
		17,514,888

Energy – 6.40%
*†Grey Wolf	667,400	4,431,536
*†Hercules Offshore	229,208	5,831,052
*†Newfield Exploration	186,900	8,128,281
Southwest Gas	197,800	5,738,178
*†W-H Energy Services	166,500	10,582,740
†Whiting Petroleum	233,500	8,676,860
		43,388,647
Financial Services – 17.18%
*Bank of Hawaii	202,200	10,395,101
*BankUnited Financial Class A	322,900	5,521,590
Berkley (W.R.)	309,200	9,241,988
*Boston Private Financial Holdings	299,200	8,123,280
*Colonial BancGroup	479,100	10,166,502
*First Midwest Bancorp	156,400	5,362,956
*Harleysville Group	166,800	5,380,968
*Independent Bank	113,400	3,339,630
Infinity Property & Casualty	141,800	5,879,028
*NBT Bancorp	145,300	3,187,882
Platinum Underwriters Holdings	266,200	9,231,816
Protective Life	164,900	6,892,820
*Provident Bankshares	261,200	8,071,080
*Selective Insurance Group	381,000	8,039,100
StanCorp Financial Group	164,000	7,724,400
*Sterling Financial	316,568	8,062,987
*†Triad Guaranty	113,100	1,892,163
		116,513,291
Health Care – 7.76%
*†AMERIGROUP	109,200	3,458,364
*†Community Health Systems	164,500	5,713,085
*Owens & Minor	223,600	8,921,640
*†Pediatrix Medical Group	190,900	11,387,185
*Service International	790,500	9,659,910
*STERIS	267,100	7,497,497
*Universal Health Services Class B	112,900	5,961,120
		52,598,801
Real Estate – 4.49%
*Ashford Hospitality Trust	393,800	4,296,358
*Brandywine Realty Trust	318,937	8,222,196
*Education Realty Trust	203,400	2,780,478
*Highwoods Properties	188,500	6,727,565
*Washington Real Estate Investment Trust	258,100	8,452,775
		30,479,372
Technology – 16.56%
Acxiom	321,400	7,874,300
*†BEA Systems	326,700	3,985,740
†Bell Microproducts	387,000	2,654,820
*†Brocade Communications Systems	498,200	3,487,400
*†Checkpoint Systems	265,600	7,396,960
†Cirrus Logic	719,700	4,901,157
*†CommScope	109,000	6,169,400
†Compuware	898,700	7,288,457
*†Emulex	381,700	7,458,418
*†Entegris	454,800	4,293,312
*†Insight Enterprises	230,400	5,465,088
*†Parametric Technology	482,400	8,495,064
*†Premiere Global Services	332,550	4,349,754
QAD	242,800	1,976,392
*†Sybase	319,800	7,371,390
*†Sykes Enterprises	366,300	6,040,287
*†Synopsys	310,100	8,471,932
*Technitrol	251,100	6,905,250
*†Vishay Intertechnology	582,400	7,705,152
		112,290,273
Transportation – 4.10%
*Alexander & Baldwin	177,300	9,203,643
*†Kirby	225,200	8,620,656
*†Saia	106,100	1,993,619
*SkyWest	197,400	4,960,662
*†YRC Worldwide	97,800	3,013,218
		27,791,798

Utilities – 3.53%
*Black Hills	110,100	4,535,019
*†El Paso Electric	275,600	6,151,392
*FairPoint Communications	172,400	2,884,252
*Otter Tail	127,600	4,657,400
*PNM Resources	247,000	5,710,640
		23,938,703
Total Common Stock (cost $545,834,126)		677,433,880

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $545,834,126)		677,433,880

Securities Lending Collateral** – 25.37%
Investment Companies
Mellon GSL DBT II Collateral Fund	172,003,871	172,003,871
Total Securities Lending Collateral (cost $172,003,871)		172,003,871

Total Value of Securities – 125.27%
(cost $717,837,997)		849,437,751©
Obligation to Return Securities Lending Collateral** – (25.37%)		(172,003,871)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		663,675
Net Assets Applicable to 18,238,792 Shares Outstanding – 100.00%		$ 678,097,555

†Non-income producing security for the period ended August 31, 2007.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $165,408,573 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$717,963,435
Aggregate unrealized appreciation	$163,245,729
Aggregate unrealized depreciation	(31,771,413)
Net unrealized appreciation	$131,474,316

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2007, the value of the securities on loan was $165,408,573, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: